NATURE OF OPERATIONS (Details Narrative) - 12 months ended Dec. 31, 2014 - Patients / Number	Total
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of ovarian cancer patients	30,000
Percentage of breast cancers	50.00%
Percentage ofof ovarian cancers	95.00%